UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Santander UK plc

(Exact name of securitizer as specified in its charter)

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

___ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period to

Date of Report (Date of earliest event reported):

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

X_ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001087711

Holmes Master Issuer PLC

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):         0001394660

Central Index Key Number of underwriter (if applicable):

Thomas Ranger, +44 20 7756 6303

Name and telephone number, including area code, of the person to contact in connection with this filing.

INFORMATION TO BE INCLUDED IN THE REPORT PART 1: REPRESENTATION AND WARRANTY INFORMATION

Item 1.01 Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Not applicable.

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Not applicable.

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

Not applicable.

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Santander UK plc, as securitizer and depositor, is filing this Form ABS-15G in respect of an issuance of residential mortgage-backed securities by Holmes Master Issuer PLC, as issuing entity under Santander UK plc's residential mortgage-backed securities issuance program, in reliance on Rule 144A and Regulation S under the U.S. Securities Act of 1933, as amended, and a Third Party Due Diligence Report obtained from Deloitte LLP in connection with that issuance.

Item 2.02 Findings and Conclusions of a Third-Party Due Diligence Report Obtained by the Underwriter

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Santander UK plc

Securitizer and Depositor

By: /s/ Thomas Ranger

Name: Thomas Ranger

Title: Duly Authorised Attorney

Date: 2 March 2018

Independent Accountant’s Report on Applying Asset Agreed Upon Procedures

The Board of Directors Holmes Master Issuer plc 2 Triton Square Regent's Place London NW1 3AN (the “Issuer”)

2 March 2018

PROPOSED ISSUE BY HOLMES MASTER ISSUER PLC OF SERIES 2018-1 RESIDENTIAL MORTGAGE BACKED NOTES (the “Issue”)

Dear Sirs and Madams,

We have performed the procedures enumerated below, which were agreed to by the Issuer, the Originator, the Arranger, the Dealers and the Managers. The procedures were performed solely for the purpose of certain agreed upon procedures on certain loans (the “Loan Pool”) related to the issuance of residential mortgage backed floating rate notes by the Issuer. This agreed upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Issuer, the Originator, the Arranger, the Dealers and the Managers. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

This letter (the “Asset Agreed Upon Procedures Letter”) is addressed to the Board of Directors of the Issuer, the Originator, the Arranger, the Dealers and the Managers identified in Appendix 1 of the Engagement Letter who have agreed to participate in the proposed Issue.

These procedures were established with the Issuer and the Originator and the sufficiency of the procedures as described below is solely the responsibility of the Issuer, the Originator, the Arranger, the Dealers and the Managers.

The procedures that we performed and our findings are as follows:

1.	Scope of our work and factual findings

The procedures performed were as defined in Appendix 3 of the Engagement Letter (the “Agreed Upon Procedures”).

The Originator provided us with a data file ‘DELOITTE_LIST_FOR_SAMPLE_2018.xlsx’ (the “First Pool Run”) containing 93,264 pseudonymised account, loan and borrower identifiers for each loan in the Loan Pool as at 31 December 2017.

We selected a random sample of 458 loans from the First Pool Run, based on the pseudonymised account identifier, using the sampling approach below (the “Sample”), returning to the Originator the Sample containing the Deloitte reference, pseudonymised account and loan identifiers.

The Originator then provided us with the data file ‘Holmes Audit LLD Dec17 v3.xlsx’ as at 31 December 2017 which contained the Deloitte reference, pseudonymised account, loan identifiers and other information on each of the loans in the Sample (together, the “Sample Pool”) that were required for the Agreed Upon Procedures. A file containing the look up of the encrypted information to the account number (the “Look-Up”) was provided to us by the Originator on-site. The Originator undertakes to retain the Look-Up for the period in accordance with the Limitation Act (1980).

We have carried out the Agreed upon Procedures during the period 5 to 15 February 2018.

The sampling approach

Sampling is one of the methods that can be used to reach a conclusion about a company's records. It is a process of examining less than the total number of items in a population in order to reach a conclusion about the entire population.

Sampling confidence is the probability that the actual errors, within a total population, are contained within the range of an estimate. Precision is the range of that estimate. The precision limit is the estimated maximum predicted number of errors within the total population. Sampling confidence and precision are stated in percentages.

Attribute sampling is a method of assessing the rate of occurrences of a specified attribute in a population and requires agreed upon procedures in relation to certain characteristics of a random sample of individual loans. In this case the agreed upon procedures related to the documentation and authorisation procedures that support the Sample Pool contained in the First Pool Run.

Our method of calculating attribute sample sizes is based on the binomial probability distribution.

Statistical tests can only provide estimates of the error.

The procedures we have undertaken, set out in paragraphs 2.1 to 2.18 under the agreed upon procedures sections below, has been limited to confirming that the selected attribute from the First Pool Run information relating to the Sample Pool agreed to the original loan documentation or copies thereof provided to us in the loan file. We are entitled to assume that the loan documentation is correct and we have not sought to independently verify this information. The loan documentation used in these Agreed Upon Procedures was the offer letter, additional borrowing offer letter, credit limit review, the Report on Title (“ROT”), the Certificate of Title (“COT”), the completion letter, Official Copy of Register Entries, the valuation report (“Valuation Report”) or subsequent valuer’s letter, the ANMF system, (the “System”), the data file ‘AR220 Sample 08-02-18.xlsx’ (the “CCJ extract”) and the data file ‘AR26 AR28 Sample 08-02-18.xlsx’ (the “Income Extract”).

Objectives

The sample sizes chosen were designed with the objective of us being able to state that we are 99% confident that not more than 1% of the population of Loan Pool contained an error in the relevant attribute. Where errors were found in the Sample Pool, we have re-calculated the percentage errors that there might be in the Loan Pool and noted the revised percentage below. It is for you to ensure you understand this basis of reporting and to determine whether the errors are acceptable to you and for the purposes of the Issue.

2.	Agreed Upon Procedures relating to the underlying loan documentation

We carried out the following agreed upon procedures:

2.1	Borrower Name(s)

In cases where the surname of the female applicant changed to the surname of the male applicant, we were informed by the management of the Originator that such changes are as a result of the changes in the marital status of the applicant. For the avoidance of doubt, we did not check that the changes in the surname of the applicant were due to the change in the marital status of the applicant as no evidence of changes to the marital status were available in the mortgage files. In relation to tests 2.1.1-2.1.2 below, substantially agreed is defined as being able to identify the borrower’s name where minor spelling errors or reversals of initials had occurred.

2.1.1	For each loan in the Sample Pool, we confirmed whether the borrower name(s) shown on the System substantially agreed with that shown on the offer letter, additional borrowing offer letter or credit limit review. We found that the borrower name(s) shown on the System substantially agreed with the offer letter, additional borrowing offer letter or credit limit review, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contains errors.

2.1.2	For each loan in the Sample Pool, we confirmed whether the borrower name(s) shown on the System substantially agreed with that shown on the ROT or COT or Official Copy of Register Entries. We found that the borrower name(s) shown on the System substantially agreed with the ROT or COT or Official Copy of Register Entries, except for 1 case.

DT Ref	Description of exception
388	ROT/COT/Official Copy of Register Entries not available

As a result of the procedures performed there is a 99% confidence that not more than 2% of the First Pool Run contains errors.

2.2	Property Address

We were instructed by the management of the Originator that this procedure should not include agreeing the postcode if other segments of the property address were sufficient to identify the property. In addition, for new build properties, we were instructed by the management of the Originator that, where the original plot address and final full postal address differ, these differences are expected as a mortgage progresses from application to completion and thus these should not be considered to be errors if the property address was not substantially changed. For the avoidance of doubt, if the postcode was missing, incomplete or incorrect, or if the original plot address and final full postal address did not substantially differ, they were not considered to be an error. In relation to tests 2.2.1-2.2.3 below, substantially agreed is defined as being able to identify the property address where minor spelling errors has occurred.

2.2.1	For each loan in the Sample Pool, we confirmed whether the property address shown on the System substantially agreed with that shown on the offer letter, additional borrowing offer letter or credit limit review. We found that the property address shown on the System substantially agreed with the offer letter, additional borrowing offer letter or credit limit review, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contains errors.

2.2.2	For each loan in the Sample Pool, we confirmed whether the property address shown on the System substantially agreed with that shown on the Valuation Report. We found that the property address shown on the System substantially agreed with the Valuation Report, except for 1 case.

DT Ref	Description of exception
137	Valuation Report not available

As a result of the procedures performed there is a 99% confidence that not more than 2% of the First Pool Run contains errors.

2.2.3	For each loan in the Sample Pool, we confirmed whether the property address shown on the System substantially agreed with that shown on the ROT or COT or Official Copy of Register Entries. We found that the property address shown on the System substantially agreed with the ROT or COT or Official Copy of Register Entries, except for 1 case.

DT Ref	Description of exception
388	ROT/COT/Official Copy of Register Entries not available

As a result of the procedures performed there is a 99% confidence that not more than 2% of the First Pool Run contains errors.

2.3	Property Tenure

For each loan in the Sample Pool, we confirmed whether the property tenure agreed with that shown on the Valuation Report or Official Copy of Register Entries. In the case of a loan that had been transferred to the System, we confirmed whether the property tenure agreed with that shown on the System. We found that the property tenure agreed with one of the above documents or System, except for 2 cases.

DT Ref	Description of exception
336	Sample Pool = Leasehold; Valuation Report/Official Copy of Register Entries = Freehold
388	Valuation Report/Official Copy of Register Entries not available

As a result of the procedures performed there is a 99% confidence that not more than 2% of the First Pool Run contains errors.

2.4	Amount Advanced

 For each loan in the Sample Pool, we confirmed whether the net amount advanced agreed, to within £750, with the net amount advanced shown on the offer letter, additional borrowing offer letter or credit limit review, where appropriate). In the case of a loan that had been transferred to the System, we confirmed whether the net amount advanced agreed with that shown on the System. We found that the net amount advanced agreed, to within £750, with one of the above documents or System, except for 1 case.

DT Ref	Description of exception
245	Offer letter not available

As a result of the procedures performed there is a 99% confidence that not more than 2% of the First Pool Run contains errors.

2.5	Current Balance

 For each loan in the Sample Pool, we confirmed whether the current balance (defined as the interest charging balance, or the latest further advance balance plus any subsequent transactions as at 31 December 2017) agreed, to within £250, with the current balance shown on the System. We found that the current balance agreed, to within £250, with the current balance shown on the System as at 31 December 2017, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contains errors.

2.6	Completion Date

 For each loan in the Sample Pool, we confirmed whether the completion date agreed, to within 30 days, with the completion date shown on the ROT or COT or Official Copy of Register Entries or completion letter. In the case of a loan that had been transferred to the System, we confirmed whether the completion date agreed with that shown on the System. We found that the completion date agreed, to within 30 days, with one of the above documents or System, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contains errors.

2.7	Maturity Date

 For each loan in the Sample Pool, we confirmed whether the maturity date agreed, to within 7 days, with the maturity date of the latest active loan shown on the System. We found that the maturity date agreed, to within 7 days, with the maturity date of the latest active loan shown on the System, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contains errors.

2.8	Valuation Amount

 For each loan in the Sample Pool, we confirmed whether the valuation amount agreed with either the ‘Valuation in Present Condition’ or the ‘Valuation Following Completion of Works’ shown on the Valuation Report or subsequent valuer’s letter. In the case of a loan that had been transferred to the System or where an indexed valuation had been used, we confirmed whether the valuation amount agreed with the valuation amount shown on the System. We found that the valuation amount agreed with one of the above documents or System, except for 3 cases.

DT Ref	Description of exception
137	Valuation Report not available
395	Sample Pool = 155,000; Valuation Report = 175,000
445	Sample Pool = 160,000; Valuation Report = 170,000

As a result of the procedures performed there is a 99% confidence that not more than 3% of the First Pool Run contains errors.

2.9	Valuation Date

For each loan in the Sample Pool, we confirmed whether the valuation date agreed, to within 30 days, with the valuation date shown on the Valuation Report or subsequent valuer’s letter. In the case of a loan that had been transferred to the System or where an indexed valuation had been used, we confirmed whether the valuation date agreed with the valuation date shown on the System. We found that the valuation date agreed with one of the above documents or System, except for 1 case.

DT Ref	Description of exception
137	Valuation Report not available

As a result of the procedures performed there is a 99% confidence that not more than 2% of the First Pool Run contains errors.

2.10	Document Signatories

2.10.1	For each loan in the Sample Pool, we confirmed whether the Valuation Report had been signed. In the case of a loan that had been transferred to the System, we did not perform this procedure. We found the Valuation Report to be signed, except for 2 cases.
DT Ref	Description of exception
137	Valuation Report not available
237	Valuation Report not signed

As a result of the procedures performed there is a 99% confidence that not more than 2% of the First Pool Run contains errors.

2.10.2	For each loan in the Sample Pool, we confirmed whether the ROT or COT had been signed. In the case of a loan where Official Copy of Register Entries is present in place instead of a ROT or COT, we did not perform this procedure. In the case of a loan that had been transferred to the System, we did not perform this procedure. We found one of the above documents to be signed, except for 1 case.
DT Ref	Description of exception
388	ROT/COT/Official Copy of Register Entries not available

As a result of the procedures performed there is a 99% confidence that not more than 2% of the First Pool Run contains errors.

2.11	Repayment Type

For each loan in the Sample Pool, we confirmed whether the repayment type agreed with the repayment type shown on the System. We found that the repayment type agreed with the System, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contains errors.

2.12	Product Type

For each loan in the Sample Pool, we confirmed whether the product type agreed with the product type shown on the System. We found that the product type agreed with the System, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contains errors.

2.13	Valuation Type

For each loan in the Sample Pool, we confirmed whether the valuation type agreed with the valuation type shown on the System. We found that the valuation type agreed with the System, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contains errors.

2.14	Arrears Balance

For each loan in the Sample Pool, we confirmed whether the arrears balance amount agreed with the arrears balance amount shown on the System as at 31 December 2017. We found that the arrears balance amount agreed with the arrears balance amount shown on the System as at 31 December 2017, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contains errors.

2.15	Loan Ownership

For each loan in the Sample Pool, we confirmed whether the loan ownership agreed with the loan ownership shown on the System. We found that the loan ownership agreed with the System, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contains errors.

2.16	Monthly payment amount

For each loan in the Sample Pool, we confirmed whether the monthly payment amount agreed, to within £0.01, with that shown on the System as at 31 December 2017. We found that the monthly payment amount agreed, to within £0.01, with that shown on the System as at 31 December 2017, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contains errors.

2.17	Credit Score

For each loan in the Sample Pool, we confirmed whether the credit score agreed with that shown on the CCJ Extract. We found that the credit score agreed with the CCJ Extract, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contains errors.

2.18	Income Amount

For each loan in the Sample Pool, we confirmed whether the income amount for each borrower agreed with that shown on the Income Extract. We found that the income amount for each borrower agreed with the Income Extract, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contains errors.

Other than as noted above our procedures were performed without exception.

3	Scope of our Asset Agreed Upon Procedures Letter

The scope of our work in preparing this Asset Agreed Upon Procedures Letter was limited solely to those procedures set out above. We were not engaged to and did not conduct an audit the objective of which would be the expression of an opinion on the matters subject to the procedures described above. Accordingly we do not express any opinion or overall conclusion on the procedures we have performed. You are responsible for determining whether the scope of our work specified is sufficient for your purposes and we make no representation regarding the sufficiency of these procedures for your purposes. If we were to perform additional procedures, other matters might come to our attention that would be reported to you.

This Asset Agreed Upon Procedures Letter should not be taken to supplant any other enquiries and procedures that may be necessary to satisfy the requirements of the recipients of this Asset Agreed Upon Procedures Letter.

This Asset Agreed Upon Procedures Letter has been prepared for use in connection with the offering of securities inside of the United States and in accordance with United States attestation standards established by the American Institute of Certified Public Accountants and not in accordance with United Kingdom or other professional standards. This Asset Agreed Upon Procedures Letter is only intended to be relied on in connection with any obligations or responsibilities in connection with the Issue that you may have under any legislation, regulations and/or rule of law under United States federal or state securities law. We accept no responsibility to, and deny any liability to, any person or in any way arising from or in connection with the use of this Asset Agreed Upon Procedures Letter in connection with any offering of securities outside the United States.

4	Use of this Asset Agreed Upon Procedures Letter

Subject to the terms specified in in our Engagement Letter dated 2 March 2018, this Asset Agreed Upon Procedures Letter is provided solely for the private information and use of the Issuer, the Originator, the Arranger, the Dealers and the Managers and is not intended to be and should not be used by anyone other than the Issuer, the Originator, the Arranger, the Dealers and the Managers. This Agreed Upon Procedures Letter should not be included in any publicly filed or publicly available document nor should this Agreed Upon Procedure Letter, the services performed hereunder, or Deloitte LLP’s engagement hereunder be referred to in any publicly filed or publicly available document, in each case, except under the terms specified in our Engagement Letter. For the avoidance of doubt, the Dealers and the Managers are being provided with the Asset Agreed Upon Procedures Letter in their capacity as addressees and not the engaging party.

If you have any questions or would like to discuss the content of this Asset Agreed Upon Procedures Letter please do not hesitate to contact Dan Keeble on 0207 303 4461.

Yours faithfully

/s/ Deloitte LLP